UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8558

Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2006

Item 1. Schedule of Investments

Growth Portfolio                                                                                                                                       as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 87.0%

Security	Shares	Value
Airlines — 0.4%
AMR Corp. (1)	20,000	$493,200
		$493,200
Biotechnology — 3.2%
Celgene Corp. (1)(2)	76,000	3,150,200
Ligand Pharmaceuticals, Inc., Class B (1)(2)	74,000	810,300
		$3,960,500
Building Products — 0.0%
Goodman Global, Inc. (1)	3,710	62,885
		$62,885
Capital Markets — 4.0%
E*Trade Financial Corp. (1)	205,000	4,975,350
		$4,975,350
Communications Equipment — 2.5%
Research In Motion, Ltd. (1)	48,129	3,123,091
		$3,123,091
Computer Peripherals — 2.8%
Apple Computer, Inc. (1)	55,000	3,287,350
Palm, Inc. (1)(2)	13,000	214,240
		$3,501,590
Construction Materials — 0.1%
U.S. Concrete, Inc. (1)	8,500	105,230
		$105,230
Diversified Consumer Services — 1.7%
DeVry, Inc. (1)(2)	68,000	1,666,000
ITT Educational Services, Inc. (1)	7,000	455,000
		$2,121,000
Electric Utilities — 1.0%
British Energy Group PLC (1)	94,000	1,219,137
		$1,219,137
Electronic Equipment & Instruments — 0.8%
CPI International, Inc. (1)	29,703	504,951
Photon Dynamics, Inc. (1)	32,761	522,538
		$1,027,489
Energy Equipment & Services — 1.7%
Dresser-Rand Group, Inc. (1)	30,945	747,631
Pride International, Inc. (1)	21,000	679,350
Transocean, Inc. (1)	8,000	650,960
		$2,077,941

Health Care Equipment & Supplies — 1.7%
Dexcom, Inc. (1)(2)	18,500	$360,010
Mentor Corp. (2)	44,000	1,777,160
		$2,137,170
Health Care Providers & Services — 3.6%
Caremark Rx, Inc. (1)	25,000	1,199,250
DaVita, Inc. (1)	14,000	741,440
Henry Schein, Inc. (1)	30,000	1,382,700
Matria Healthcare, Inc. (1)(2)	31,000	894,660
Omnicare, Inc. (2)	5,000	231,800
		$4,449,850
Health Care Technology — 1.0%
Per-Se Technologies, Inc. (1)	50,000	1,246,000
		$1,246,000
Hotels, Restaurants & Leisure — 6.5%
Burger King Holdings, Inc. (1)(2)	20,782	388,623
CKE Restaurants, Inc. (2)	40,000	670,800
Intrawest Corp.	38,000	1,234,240
Krispy Kreme Doughnuts, Inc. (1)(2)	45,000	424,350
Six Flags, Inc. (2)	634,300	5,328,120
		$8,046,133
Household Durables — 0.4%
Sealy Corp. (1)	40,203	527,865
		$527,865
Insurance — 3.1%
Admiral Group PLC	150,000	1,770,225
PartnerRe, Ltd.	33,000	2,026,860
		$3,797,085
Internet Software & Services — 4.1%
Google, Inc., Class A (1)	10,600	3,941,292
Greenfield Online, Inc. (1)	42,738	314,124
HomeStore, Inc. (1)	3,941	23,488
WebEx Communications, Inc. (1)(2)	23,000	755,550
		$5,034,454
IT Services — 9.0%
CheckFree Corp. (1)(2)	60,608	3,026,157
Gartner, Inc. (1)	110,000	1,721,500
Kanbay International, Inc. (1)(2)	82,000	1,134,060
MasterCard, Inc., Class A (1)	30,000	1,348,200
MoneyGram International, Inc.	77,000	2,693,460
Ness Technologies, Inc. (1)	100,000	1,091,000
Syntel, Inc.	9,800	225,400
		$11,239,777

Machinery — 0.9%
Parker Hannifin Corp.	14,500	$1,131,290
		$1,131,290
Media — 0.3%
Getty Images, Inc. (1)(2)	5,000	328,350
		$328,350
Metals & Mining — 7.7%
Bolnisi Gold NL	457,556	794,881
Gabriel Resources, Ltd. (1)	300,000	803,851
Gammon Lake Resources, Inc. (1)	215,000	2,747,700
Glamis Gold, Ltd. (1)(2)	66,360	2,545,570
Miramar Mining Corp. (1)	200,000	720,000
NovaGold Resources, Inc. (1)	74,857	949,935
Phelps Dodge Corp.	10,000	856,900
Western Copper Corp. (1)	95,000	124,256
		$9,543,093
Multiline Retail — 1.6%
Big Lots, Inc. (1)	50,000	811,000
Saks, Inc.	70,000	1,123,500
		$1,934,500
Oil, Gas & Consumable Fuels — 10.3%
Hess Corp. (2)	43,500	6,525,000
Parallel Petroleum Corp. (1)	35,916	868,449
SXR Uranium One, Inc. (1)(2)	338,852	2,979,325
Valero Energy Corp.	40,000	2,454,000
		$12,826,774
Personal Products — 0.7%
Herbalife, Ltd. (1)	21,898	859,497
		$859,497
Pharmaceuticals — 4.8%
Adams Respiratory Therapeutics, Inc. (1)	14,000	647,920
Endo Pharmaceuticals Holdings, Inc. (1)	40,859	1,198,803
Medicines Co., (The) (1)(2)	36,000	666,000
Shire Pharmaceuticals PLC ADR	79,000	3,491,010
		$6,003,733
Semiconductors & Semiconductor Equipment — 3.0%
Atheros Communications, Inc. (1)	61,000	1,347,490
MEMC Electronic Materials, Inc. (1)	23,000	805,460
Micron Technology, Inc. (1)(2)	80,000	1,324,800
Tessera Technologies, Inc. (1)	10,000	282,400
		$3,760,150

Specialty Retail — 2.4%
Circuit City Stores, Inc. (2)	25,000	$751,000
Men’s Wearhouse, Inc., (The)	24,000	812,880
OfficeMax, Inc.	17,500	723,275
Tweeter Home Entertainment Group, Inc. (1)	100,000	693,000
		$2,980,155
Tobacco — 1.0%
Loews Corp. - Carolina Group	28,000	1,300,320
		$1,300,320
Wireless Telecommunication Services — 6.7%
NII Holdings, Inc. (1)	106,000	5,772,760
Rogers Communications, Inc., Class B	33,000	1,377,090
Tim Participacoes SA ADR	48,000	1,163,040
		$8,312,890
Total Common Stocks (identified cost $93,726,696)		$108,126,499

Commercial Paper — 7.6%

	Principal
	Amount
Security	(000’s omitted)	Value
General Electric Capital Corp., 5.07%, 6/1/06	$4,591	$4,591,000
Prudential Funding, 5.00%, 6/7/06	4,900	4,895,917
Total Commercial Paper (at amortized cost, $9,486,917)		$9,486,917

Short-Term Investments — 27.3%

	Principal
	Amount
Security	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.00% (3)	$27,250	$27,249,669
Investors Bank and Trust Company Time Deposit, 5.08%, 6/1/06	2,000	2,000,000
Societe Generale Time Deposit, 5.07%, 6/1/06	4,613	4,613,000
Total Short-Term Investments (at amortized cost, $33,862,669)		$33,862,669
Total Investments — 121.9% (identified cost $137,076,282)		$151,476,085
Other Assets, Less Liabilities — (21.9)%		$(27,215,841)
Net Assets — 100.0%		$124,260,244

ADR	—	American Depository Receipt

(1)	Non-income producing security.
(2)	All or a portion of these securities were on loan at May 31, 2006.
(3)

As of May 31, 2006, the Portfolio loaned securities having a market value of $26,074,719 and received $27,249,669 of cash collateral for the loans. This cash was invested in the Eaton Vance Cash Collateral Fund, LLC, an affiliated fund that is available only to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of May 31, 2006.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	101.1%	$125,640,115
Canada	12.4%	15,370,818
United Kingdom	5.2%	6,480,372
Bermuda	1.6%	2,026,860
Brazil	0.9%	1,163,040
Australia	0.6%	794,880
	121.9%	$151,476,085

The Portfolio did not have any open financial instruments at May 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$137,076,282
Gross unrealized appreciation	$19,240,224
Gross unrealized depreciation	(4,840,421)
Net unrealized appreciation	$14,399,803

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Growth Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	July 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	July 25, 2006

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer

Date:	July 25, 2006